GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Goodwill	$ 4,367,000		$ 4,367,000	$ 3,840,000
Identifiable intangible asset			187,000	188,000
Future weighted amortization period of intangible asset			7 years 6 months
Amortization of intangible assets	3,000		1,000
Gross carrying amount and accumulated amortization for identifiable intangible asset [Abstract]
Gross carrying amount			188,000
Accumulated amortization			(1,000)
Net amortizing intangibles			187,000
Estimated amortization expense for each of the five succeeding years [Abstract]
2014			13,000
2015			13,000
2016			13,000
2017			13,000
2018			13,000
Thereafter			122,000
Branches
Business Acquisition [Line Items]
Goodwill acquired			3,800,000
Fitzgibbons Agency
Business Acquisition [Line Items]
Goodwill			$ 526,000